Major Classes of Assets and Liabilities Allocated Purchase Price (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Oct. 13, 2023
Business Combination [Line Items]
Goodwill	$ 119,651	$ 119,509	$ 119,220
Activision Blizzard, Inc.
Business Combination [Line Items]
Cash and cash equivalents				$ 12,976
Goodwill				51,001
Intangible assets				21,969
Other assets				2,503
Long-term debt				(2,799)
Long-term income taxes				(1,946)
Deferred income taxes				(4,676)
Other liabilities				(3,620)
Total purchase price				$ 75,408